SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Plant, Equipment And Mining Properties - Mexico	$ 42,631	$ 35,390
Plant, Equipment And Mining Properties - Canada	264	285
Total Plant, Equipment And Mining Properties	$ 42,895	$ 35,675